12-Lease Obligations	12 Months Ended
Dec. 31, 2011
12-Lease Obligations [Text Block]
12—LEASE OBLIGATIONS

12-1 Capital leases

The Company leases certain of its equipment under capital leases. At December 31, 2011, this equipment consists of medical devices for an amount of €1108 thousand and vehicles for an amount of   €144 thousand. Future minimum lease payments under capital leases for the years ending December 31, 2011 are as follows:

December 31, 2011

2012	609
2013	424
2014	162
Thereafter	151
Total minimum lease payments	1,346
Less: amount representing interest	(95)
Present value of minimum lease payments	1,251
Less: current portion	557
Long-term portion	695

Interest paid under capital lease obligations was €81 thousand, €115 thousand, and €150 thousand for the years ended December 31, 2011, 2010, and 2009, respectively.

12-2 Operating leases

As of December 31, 2011, operating leases having initial or remaining non-cancelable lease terms greater than one year consist of one lease for the facilities of TMS S.A. in Vaulx-en-Velin, France and several leases for facilities in Japan. The French lease contract signed on November 2011 has a lease term of nine years expiring at the option of the lessee at the end of a first fixed six-year period, then a three-year period, through 2019 (i.e. in 2017 and 2019).

Future minimum lease payments for these operating leases consist of the following amounts, unless leases are otherwise cancelled by the lessees:
	France	Japan

2012	264	265
2013	264	67
2014	264	4
Total	792	336

F-19

EDAP TMS S.A. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands of euros unless otherwise noted, except per share data)

Total rent expenses under operating leases amounted to €751 thousand, €790 thousand and €822 thousand for the years ended December 31, 2011, 2010 and 2009, respectively. These total rent expenses include the above-mentioned operating leases, but also lease expenses related to subsidiaries office rentals, office equipment and car rentals.